COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8 – COMMITMENTS AND CONTINGENCIES

The company has a multiple vehicle lease agreement with Enterprise Leasing. As of March 31, 2023, the company had 19 vehicles under lease. The lease agreement includes maintenance services. The term of the lease agreement varies based on the date vehicle were leased and the respective terms for each vehicle. The master lease is updated annually and requires annual internal financial reports and company tax return.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

The company has a multiple vehicle lease agreement with Enterprise Leasing. As of December 31, 2022, the company had 19 vehicles under lease. The lease agreement includes maintenance services along physical damage insurance. The term of the lease agreement varies based on the date vehicle were leased and the respective terms for each vehicle. The master lease is updated annually and requires annual internal financial reports and company tax return.